GOODWILL (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 10, 2018	Dec. 31, 2013	Dec. 31, 2018
GOODWILL
Goodwill acquired during the year			$ 27,479
Ador Inc.
GOODWILL
Net working capital		$ 44
Goodwill acquired during the year		690
Other intangible assets		$ 266
Changes to carrying amount of goodwill			0
Ezbuy
GOODWILL
Goodwill acquired during the year	$ 27,479		$ 27,479
Other intangible assets	$ 9,895